Financial assets at fair value not held for trading (Detail) - USD ($) $ in Millions		Dec. 31, 2019	Dec. 31, 2018
Financial Assets At Fair Value Not Held For Trading [Line Items]
Financial assets at fair value not held for trading	[1]	$ 83,944	$ 82,690
Financial assets for unit-linked investment contracts
Financial Assets At Fair Value Not Held For Trading [Line Items]
Financial assets at fair value not held for trading	[1]	27,686	21,446
Corporate and municipal bonds
Financial Assets At Fair Value Not Held For Trading [Line Items]
Financial assets at fair value not held for trading	[1]	19,385	17,236
Government bills / bonds
Financial Assets At Fair Value Not Held For Trading [Line Items]
Financial assets at fair value not held for trading	[1]	15,790	22,493
Loans
Financial Assets At Fair Value Not Held For Trading [Line Items]
Financial assets at fair value not held for trading	[1]	11,438	8,132
Securities financing transactions
Financial Assets At Fair Value Not Held For Trading [Line Items]
Financial assets at fair value not held for trading	[1]	6,294	9,937
Auction-rate securities
Financial Assets At Fair Value Not Held For Trading [Line Items]
Financial assets at fair value not held for trading	[1]	1,536	1,664
Investment fund units
Financial Assets At Fair Value Not Held For Trading [Line Items]
Financial assets at fair value not held for trading	[1]	740	710
Equity instruments
Financial Assets At Fair Value Not Held For Trading [Line Items]
Financial assets at fair value not held for trading	[1]	559	702
Other
Financial Assets At Fair Value Not Held For Trading [Line Items]
Financial assets at fair value not held for trading	[1]	515	369
UBS AG
Financial Assets At Fair Value Not Held For Trading [Line Items]
Financial assets at fair value not held for trading	[1]	83,636	82,387
UBS AG | Financial assets for unit-linked investment contracts
Financial Assets At Fair Value Not Held For Trading [Line Items]
Financial assets at fair value not held for trading	[1]	27,686	21,446
UBS AG | Corporate and municipal bonds
Financial Assets At Fair Value Not Held For Trading [Line Items]
Financial assets at fair value not held for trading	[1]	19,385	17,236
UBS AG | Government bills / bonds
Financial Assets At Fair Value Not Held For Trading [Line Items]
Financial assets at fair value not held for trading	[1]	15,790	22,493
UBS AG | Loans
Financial Assets At Fair Value Not Held For Trading [Line Items]
Financial assets at fair value not held for trading	[1]	11,438	8,132
UBS AG | Securities financing transactions
Financial Assets At Fair Value Not Held For Trading [Line Items]
Financial assets at fair value not held for trading	[1]	6,294	9,937
UBS AG | Auction-rate securities
Financial Assets At Fair Value Not Held For Trading [Line Items]
Financial assets at fair value not held for trading	[1]	1,536	1,664
UBS AG | Investment fund units
Financial Assets At Fair Value Not Held For Trading [Line Items]
Financial assets at fair value not held for trading	[1]	432	407
UBS AG | Equity instruments
Financial Assets At Fair Value Not Held For Trading [Line Items]
Financial assets at fair value not held for trading	[1]	559	702
UBS AG | Other
Financial Assets At Fair Value Not Held For Trading [Line Items]
Financial assets at fair value not held for trading	[1]	$ 515	$ 369

[1]	Refer to Note 24c for more information on product type and fair value hierarchy categorization.